COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - Interest Bearing Loans $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate (%)	7.22%
Collaboration Interest-bearing Advanced Funding	$ 310,264